--------------------------
                                                             OMB APPROVAL
                                                      --------------------------
                                                      OMB Number:      3235-0582
                                                      Expires:    March 31, 2006
                                                      Estimated average burden
                                                      hours per response    14.4
                                                      --------------------------


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number      811-07677
                                   __________________________________________

                        Profit Funds Investment Trust
_____________________________________________________________________________
               Exact name of registrant as specified in charter)

          8401 Colesville Road, Suite 320 Silver Spring, Maryland 20910

_____________________________________________________________________________
(Address of principal executive offices)                (Zip code)

                                Eugene A. Profit

                          Profit Investment Management
                         8401 Colesville Road, Suite 320
                         Silver Spring, Maryland 20910
_____________________________________________________________________________
                     (Name and address of agent for service)

Registrant's telephone number, including area code:     301-650-0059
                                                    _________________________

Date of fiscal year end:   September 30
                          ____________________

Date of reporting period: July 1, 2004 - June 30, 2005
                          _____________________________

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

SEC 2451 (4-03)    Persons who are  to respond  to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

ITEM 1. PROXY VOTING RECORD:

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2004 with respect to which the Registrant was entitled to vote:

          (a). The name of the issuer of the portfolio security;

          (b). The exchange ticker symbol of the portfolio security;

          (c). The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

          (d). The shareholder meeting date;

          (e). A brief identification of the matter voted on;

          (f). Whether the matter was proposed by the issuer or by a security holder;

          (g). Whether the Registrant cast its vote on the matter;

          (h). How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

          (i). Whether the Registrant cast its vote for or against management.

                                   SIGNATURES
                                   ----------

                           [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                 Profit Funds Investment Trust
            _________________________________________________________________

By (Signature and Title)*        /s/ Eugene A. Profit
                         ____________________________________________________
                               Eugene A. Profit, President

Date     August 11, 2005
     ________________________________________________________________________

* Print the name and title of each signing officer under his or her signature.


EXHIBIT A

-----------------------------------------------------------------------------------------------------------------------------
  (A)            (B)       (C)         (D)              (E)                                (F)       (G)      (H)      (I)
-----------------------------------------------------------------------------------------------------------------------------
Symantec         SYMC   871503108    09/15/04   Directors recommended                     Issuer     Yes      For      For

                                                Increase # of authorized shares           Issuer     Yes      For      For

                                                2004 Equity Incentive Plan                Issuer     Yes      For      For

                                                Director Equity Incentive Plan            Issuer     Yes      For      For

                                                Appointment of independent auditors       Issuer     Yes      For      For
-----------------------------------------------------------------------------------------------------------------------------
Barr             BRL    068306109    10/28/04   Directors recommended                     Issuer     Yes      For      For
Pharmaceuticals
                                                Appointment of independent auditors       Issuer     Yes      For      For
-----------------------------------------------------------------------------------------------------------------------------
Freddie Mac      FRE    313400301    11/04/04   Directors recommended                     Issuer     Yes      For      For

                                                Appointment of independent auditors       Issuer     Yes      For      For

                                                Approval of stock plans                   Issuer     Yes      For      For

                                                Approval of Employee Stock Plans          Issuer     Yes      For      For
-----------------------------------------------------------------------------------------------------------------------------
Microsoft        MSFT   594918104    11/09/04   Directors recommended                     Issuer     Yes      For      For
Corporation
                                                Adoption of stock plans                   Issuer     Yes      For      For

                                                Amendments to stock plans                 Issuer     Yes      For      For

                                                Approval of material terms of             Issuer     Yes      For      For
                                                performance criteria

                                                Appointment of independent auditors       Issuer     Yes      For      For
-----------------------------------------------------------------------------------------------------------------------------
Sysco Systems    SYY    871829107    11/12/04   Directors recommended                     Issuer     Yes      For      For

                                                Appointment of independent auditors       Issuer     Yes      For      For

                                                Approval of stock plans                   Issuer     Yes      For      For

                                                Approval of incentive plans               Issuer     Yes      For      For

                                                Report on Genetic Products               Security    Yes    Against    For
                                                                                          Holder
-----------------------------------------------------------------------------------------------------------------------------
XTO Energy       XTO    98385X106    11/16/04   Approval of stock plans                   Issuer     Yes      For      For
-----------------------------------------------------------------------------------------------------------------------------
Cisco Systems    CSCO   17275R102    11/18/2004 Directors recommended                     Issuer     Yes      For      For

                                                Appointment of independent auditors       Issuer     Yes      For      For

                                                Approval of Compensation Report          Security    Yes      For    Against
                                                                                          Holder
-----------------------------------------------------------------------------------------------------------------------------
Western Digital  WDC    958102105    11/18/2004 Directors recommended                     Issuer     Yes      For      For

                                                Approval of incentive plans               Issuer     Yes      For      For

                                                Appointment of independent auditors       Issuer     Yes      For      For
-----------------------------------------------------------------------------------------------------------------------------
Hewlett Packard  HPQ    428236103    03/16/05   Directors recommended                     Issuer     Yes      For      For

                                                Appointment of independent auditors       Issuer     Yes      For      For

                                                Approval of stock plans                   Issuer     Yes      For      For
-----------------------------------------------------------------------------------------------------------------------------
Nokia            NOK    654902204    04/07/05   Directors recommended                     Issuer     Yes      For      For
Corporation
                                                Approval of Financial Statements          Issuer     Yes      For      For

                                                Approval of Dividend                      Issuer     Yes      For      For

                                                Discharge of Chairman Liability           Issuer     Yes      For      For

                                                Board Composition                         Issuer     Yes      For      For

                                                Approval of Renumeration                  Issuer     Yes      For      For

                                                Approval of Auditors                      Issuer     Yes      For      For

                                                Approval of Stock Options                 Issuer     Yes      For      For

                                                Approval to Reduce Share Capital          Issuer     Yes      For      For

                                                Approval to Increase Share Capital        Issuer     Yes      For      For

                                                Approval to Repurchase Shares             Issuer     Yes      For      For

                                                Approval to Dispose Shares                Issuer     Yes      For      For

                                                Allow Counsel to Vote on our Behalf       Issuer     Yes      For      For
-----------------------------------------------------------------------------------------------------------------------------
Toll Brothers    TOL    889478103    03/17/05   Directors recommended                     Issuer     Yes      For      For

                                                Approval of Articles of Incorporation     Issuer     Yes      For      For

                                                Approval of Cash Bonus Plan               Issuer     Yes      For      For

                                                Approval of Executive Bonus Plan          Issuer     Yes      For      For

                                                Approval of Auditors                      Issuer     Yes      For      For

                                                Proposal on Stock Options                Security    Yes    Against    For
                                                                                          Holder
-----------------------------------------------------------------------------------------------------------------------------
Caterpillar      CAT    149123101    04/13/05   Directors recommended                     Issuer     Yes      For      For

                                                Approval of Auditors                      Issuer     Yes      For      For

                                                Approval of Rights Plan                Shareholder   Yes    Against    For

                                                Approval of Code of Conduct            Shareholder   Yes    Against    For

                                                Approval of Global Pandemics           Shareholder   Yes    Against    For

                                                Approval of Director Election          Shareholder   Yes    Against    For
-----------------------------------------------------------------------------------------------------------------------------
United           UTX    913017109    04/13/05   Directors recommended                     Issuer     Yes      For      For
Technologies
                                                Approval of Auditors                      Issuer     Yes      For      For

                                                Incentive Plan                            Issuer     Yes      For      For

                                                Executive Compensation                 Shareholder   Yes      For    Against

                                                Military Contracts                     Shareholder   Yes    Against    For

                                                CEO Compensation                       Shareholder   Yes    Abstain
-----------------------------------------------------------------------------------------------------------------------------
Citigroup        C      172967101    04/19/05   Directors recommended                     Issuer     Yes      For      For

                                                Approval of Auditors                      Issuer     Yes      For      For

                                                Stock Incentive Plan                      Issuer     Yes      For      For

                                                Executive Compensation                 Shareholder   Yes    Against    For

                                                Chairman Responsibilities              Shareholder   Yes    Against    For

                                                Limit CEO Compensation                 Shareholder   Yes    Against    For

                                                Change Election of Directors           Shareholder   Yes    Against    For

                                                Nondeductible compensation             Shareholder   Yes    Against    For

                                                Simple Majority vote                   Shareholder   Yes    Against    For
-----------------------------------------------------------------------------------------------------------------------------
Washington       WM     939322103    04/19/05   Directors recommended                     Issuer     Yes      For      For
Mutual
                                                Approval of Auditors                      Issuer     Yes      For      For
-----------------------------------------------------------------------------------------------------------------------------
Polaris          PII    731068102    04/21/05   Directors recommended                     Issuer     Yes      For      For
Industries
                                                Compensation Plan                         Issuer     Yes      For      For

                                                Restricted Stock Plan                     Issuer     Yes      For      For

                                                Any other business                        Issuer     Yes      For      For
-----------------------------------------------------------------------------------------------------------------------------
Cendant          CD     151313103    04/26/05   Directors recommended                     Issuer     Yes      For      For
Corporation
                                                Approval of Auditors                      Issuer     Yes      For      For

                                                Compensation Plan                         Issuer     Yes      For      For

                                                UK Share Incentive Plan                   Issuer     Yes      For      For

                                                CEO Compensation                       Shareholder   Yes    Against    For

                                                Severance Agreements                   Shareholder   Yes    Abstain
-----------------------------------------------------------------------------------------------------------------------------
Knight-Ridder    KRI    499040103    04/26/05   Directors recommended                     Issuer     Yes      For      For

                                                Approval of Auditors                      Issuer     Yes      For      For

                                                Incentive Plan                            Issuer     Yes      For      For

                                                Employee Stock Options                    Issuer     Yes      For      For

                                                Employee Stock Options 2                  Issuer     Yes      For      For

                                                Chairman & CEO                         Shareholder   Yes    Against    For
-----------------------------------------------------------------------------------------------------------------------------
General          GE     369604103    04/27/05   Directors recommended                     Issuer     Yes      For      For
Electric
                                                Approval of Auditors                      Issuer     Yes      For      For

                                                Cumulative Voting                      Shareholder   Yes    Against    For

                                                Report on Nuclear Risk                 Shareholder   Yes    Against    For

                                                Report on PCB Cleaning Costs           Shareholder   Yes    Against    For

                                                Report on Curb Over Extended           Shareholder   Yes    Against    For
                                                Directors

                                                Report on Sustainability               Shareholder   Yes    Against    For

                                                Disclose Political Contributions       Shareholder   Yes    Against    For

                                                Animal Testing                         Shareholder   Yes    Against    For
-----------------------------------------------------------------------------------------------------------------------------
DTE Energy       DTE    233331107    04/28/05   Directors recommended                     Issuer     Yes      For      For

                                                Approval of Auditors                      Issuer     Yes      For      For
-----------------------------------------------------------------------------------------------------------------------------
Kimberly Clark   KMB    494368103    04/28/05   Directors recommended                     Issuer     Yes      For      For

                                                Approval of Auditors                      Issuer     Yes      For      For

                                                Global Human Rights                    Shareholder   Yes    Against    For
-----------------------------------------------------------------------------------------------------------------------------
Pfizer           PFE    717081103    04/28/05   Directors recommended                     Issuer     Yes      For      For

                                                Approval of Auditors                      Issuer     Yes      For      For

                                                Term Limits                            Shareholder   Yes    Abstain

                                                Access to Products                     Shareholder   Yes    Against    For

                                                Drug Importation                       Shareholder   Yes    Against    For

                                                Political Contribution                 Shareholder   Yes    Against    For

                                                Product Availability                   Shareholder   Yes    Against    For

                                                Chairman vs. CEO                       Shareholder   Yes    Against    For
-----------------------------------------------------------------------------------------------------------------------------
Berkshire        BRKA   084670108    04/30/05   Directors recommended                     Issuer     Yes      For      For
Hathaway
                                                Voting Rights to Class B                  Issuer     Yes      For      For

                                                Clarify rights of Class B                 Issuer     Yes      For      For
-----------------------------------------------------------------------------------------------------------------------------
American         ASD    029712106    05/03/05   Directors recommended                     Issuer     Yes      For      For
Standard
                                                Approval of Auditors                      Issuer     Yes      For      For
-----------------------------------------------------------------------------------------------------------------------------
General          GD     369550108    05/04/05   Directors recommended                     Issuer     Yes      For      For
Dynamics
                                                Approval of Auditors                      Issuer     Yes      For      For

                                                Severance Agreements                   Shareholder   Yes    Against    For

                                                Foreign Military Sales                 Shareholder   Yes    Against    For
-----------------------------------------------------------------------------------------------------------------------------
EMC Corporation  EMC    268648102    05/05/05   Directors recommended                     Issuer     Yes      For      For

                                                Stock Increase Plan                       Issuer     Yes      For      For

                                                Approval of Auditors                      Issuer     Yes      For      For

                                                Performance Based Options              Shareholder   Yes      For    Against

                                                Audit Statement                        Shareholder   Yes    Against    For
-----------------------------------------------------------------------------------------------------------------------------
Pitney Bowes     PBI    724479100    05/09/05   Directors recommended                     Issuer     Yes      For      For

                                                Approval of Auditors                      Issuer     Yes      For      For
-----------------------------------------------------------------------------------------------------------------------------
Amgen            AMGN   031162100    05/11/05   Directors recommended                     Issuer     Yes      For      For

                                                Approval of Auditors                      Issuer     Yes      For      For

                                                Vitro Testing                          Shareholder   Yes    Against    For

                                                Executive Compensation                 Shareholder   Yes    Against    For

                                                Stock Retention                        Shareholder   Yes    Against    For
-----------------------------------------------------------------------------------------------------------------------------
Cytyc            CYTC   232946103    05/11/05   Directors recommended                     Issuer     Yes      For      For
Corporation
                                                Common Stock                              Issuer     Yes      For      For

                                                Approval of Auditors                      Issuer     Yes      For      For
-----------------------------------------------------------------------------------------------------------------------------
MGIC Investment  MTG    552848103    05/12/05   Directors recommended                     Issuer     Yes      For      For
Corporation
                                                Stock Incentive Plan                      Issuer     Yes      For      For

                                                Performance Formula                       Issuer     Yes      For      For

                                                Approval of Auditors                      Issuer     Yes      For      For
-----------------------------------------------------------------------------------------------------------------------------
Limited Brands   LTD    532716107    05/16/05   Directors recommended                     Issuer     Yes      For      For
-----------------------------------------------------------------------------------------------------------------------------
JP Morgan Chase  JPM    46625H100    05/17/05   Directors recommended                     Issuer     Yes      For      For

                                                Approval of Auditors                      Issuer     Yes      For      For

                                                Long Term Incentive Plan                  Issuer     Yes      For      For

                                                Director Term Limits                   Shareholder   Yes    Against    For

                                                Separate Chairman & CEO                Shareholder   Yes    Against    For

                                                Competitive Pay                        Shareholder   Yes    Against    For

                                                Recoup Unearned Bonuses                Shareholder   Yes    Against    For
-----------------------------------------------------------------------------------------------------------------------------
XTO Energy       XTO    98385X106    05/17/05   Directors recommended                     Issuer     Yes      For      For
-----------------------------------------------------------------------------------------------------------------------------
Intel            INTC   458140100    05/18/05   Directors recommended                     Issuer     Yes      For      For
Corporation
                                                Approval of Auditors                      Issuer     Yes      For      For

                                                2004 Incentive Plan                       Issuer     Yes      For      For

                                                Executive Officer Incentive               Issuer     Yes      For      For
-----------------------------------------------------------------------------------------------------------------------------
Target           TGT    87612E196    05/18/05   Directors recommended                     Issuer     Yes      For      For
Corporation
                                                Approval of Auditors                      Issuer     Yes      For      For
-----------------------------------------------------------------------------------------------------------------------------
YUM Brands       YUM    988498101    05/19/05   Restate Articles of Incorporation         Issuer     Yes      For      For

                                                Directors recommended                     Issuer     Yes      For      For

                                                Alternative Voting                        Issuer     Yes      For      For

                                                Approval of Auditors                      Issuer     Yes      For      For

                                                Report on Sustainability               Shareholder   Yes    Against    For

                                                Diversity Report                       Shareholder   Yes    Against    For

                                                MacBride Principles                    Shareholder   Yes    Against    For

                                                Genetically Engineered                 Shareholder   Yes    Against    For

                                                Animal Welfare                         Shareholder   Yes    Against    For
-----------------------------------------------------------------------------------------------------------------------------
Pactive          PTV    695257105    05/20/05   Directors recommended                     Issuer     Yes      For      For
Corporation
                                                Approval of Auditors                      Issuer     Yes      For      For
-----------------------------------------------------------------------------------------------------------------------------
XCEL Energy      XEL    98389B100    05/25/05   Directors recommended                     Issuer     Yes      For      For

                                                Incentive Plan                            Issuer     Yes      For      For

                                                Executive Incentive Plan                  Issuer     Yes      For      For

                                                Approval of Auditors                      Issuer     Yes      For      For
-----------------------------------------------------------------------------------------------------------------------------
Home Depot       HD     437076102    05/26/05   Directors recommended                     Issuer     Yes      For      For

                                                Approval of Auditors                      Issuer     Yes      For      For

                                                Articles of Incorporation                 Issuer     Yes      For      For

                                                Stock Incentive Plan                      Issuer     Yes      For      For

                                                Employment Disclosure                  Shareholder   Yes    Against    For

                                                Method of Voting                       Shareholder   Yes    Against    For

                                                Nondeductible Compensation             Shareholder   Yes    Against    For

                                                Future Severance Agreements            Shareholder   Yes    Against    For

                                                Performance & Time Based               Shareholder   Yes    Against    For

                                                Performance Based Options              Shareholder   Yes    Against    For

                                                Political Nonpartisanship              Shareholder   Yes    Against    For

                                                Majority Vote                          Shareholder   Yes    Against    For
-----------------------------------------------------------------------------------------------------------------------------
Comcast          CMCSA  20030N101    06/01/05   Directors recommended                     Issuer     Yes      For      For
Corporation
                                                Approval of Auditors                      Issuer     Yes      For      For

                                                Restricted Stock Plan                     Issuer     Yes      For      For

                                                Political Contributions                Shareholder   Yes    Against    For

                                                Nonmanagerial Chairman                 Shareholder   Yes    Against    For

                                                Shareholder rights plan                Shareholder   Yes    Against    For

                                                Recapitalization plan                  Shareholder   Yes    Against    For
-----------------------------------------------------------------------------------------------------------------------------
Global Sante Fe  GSF    G3930E101    06/07/05   Directors recommended                     Issuer     Yes      For      For

                                                Long Term Incentive Plan                  Issuer     Yes      For      For

                                                Approval of Auditors                      Issuer     Yes      For      For
-----------------------------------------------------------------------------------------------------------------------------